Segmental analysis - Reported external net operating income by country/territory (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Disclosure of geographical areas [line items]
Net operating income	[1]	£ 3,552	£ 5,460
– United Kingdom
Disclosure of geographical areas [line items]
Net operating income		1,758	1,853
– France
Disclosure of geographical areas [line items]
Net operating income		554	2,618
– Germany
Disclosure of geographical areas [line items]
Net operating income		438	427
– Other countries
Disclosure of geographical areas [line items]
Net operating income		£ 802	£ 562

[1]	Net operating income before change in expected credit losses and other credit impairment charges is also referred to as revenue.